Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Balance Sheets
Common stock, shares par value	$ 0	$ 0	$ 0
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares outstanding	51,152,134	51,152,134	51,152,134